Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.9%

Security	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co. (The)(1)	13,686	$2,041,130
L3Harris Technologies, Inc.	6,224	1,121,067
Northrop Grumman Corp.(1)	25,030	7,572,827
Raytheon Co.(1)	13,000	1,704,950
Textron, Inc.	40,478	1,079,548

		$13,519,522

Airlines — 0.2%
Southwest Airlines Co.(1)	52,956	$1,885,763

		$1,885,763

Auto Components — 0.1%
Aptiv PLC	20,000	$984,800

		$984,800

Banks — 3.0%
Bank of America Corp.(1)	281,824	$5,983,123
Citizens Financial Group, Inc.	17,764	334,141
Fifth Third Bancorp	88,466	1,313,720
Huntington Bancshares, Inc.	179,679	1,475,165
JPMorgan Chase & Co.(1)	84,867	7,640,576
KeyCorp(1)	571,337	5,924,765
M&T Bank Corp.	4,453	460,574
Regions Financial Corp.(1)	348,924	3,129,848
Truist Financial Corp.(1)	64,626	1,993,066
Wells Fargo & Co.(1)	102,330	2,936,871
Zions Bancorp NA	25,204	674,459

		$31,866,308

Beverages — 2.0%
Coca-Cola Co. (The)(1)	153,082	$6,773,879
PepsiCo, Inc.(1)	124,352	14,934,675

		$21,708,554

Biotechnology — 3.7%
AbbVie, Inc.	6,412	$488,530
Amgen, Inc.(1)	59,770	12,117,172
Biogen, Inc.(1)(2)	35,831	11,336,212
Gilead Sciences, Inc.(1)	210,061	15,704,161

		$39,646,075

Building Products — 0.6%
A.O. Smith Corp.(1)	65,368	$2,471,564
Allegion PLC	10,516	967,682
Johnson Controls International PLC	25,446	686,024
Trane Technologies PLC(1)	23,525	1,942,930

		$6,068,200

Security	Shares	Value
Capital Markets — 2.0%
CME Group, Inc.(1)	12,294	$2,125,756
Goldman Sachs Group, Inc. (The)(1)	12,655	1,956,336
Invesco Ltd.	25,937	235,508
Moody’s Corp.(1)	28,831	6,097,757
Morgan Stanley(1)	43,096	1,465,264
S&P Global, Inc.(1)	33,507	8,210,890
State Street Corp.	13,478	717,973
T. Rowe Price Group, Inc.(1)	13,079	1,277,164

		$22,086,648

Chemicals — 0.9%
Air Products and Chemicals, Inc.(1)	13,083	$2,611,498
Corteva, Inc.(2)	20,341	478,013
Dow, Inc.(2)	20,341	594,771
DuPont de Nemours, Inc.	20,341	693,628
PPG Industries, Inc.(1)	69,093	5,776,175

		$10,154,085

Commercial Services & Supplies — 0.4%
Copart, Inc.(1)(2)	53,829	$3,688,363
Waste Management, Inc.	6,187	572,669

		$4,261,032

Communications Equipment — 1.8%
Arista Networks, Inc.(2)	12,000	$2,430,600
Cisco Systems, Inc.(1)	425,260	16,716,971

		$19,147,571

Consumer Finance — 0.6%
American Express Co.(1)	30,565	$2,616,670
Capital One Financial Corp.	10,757	542,368
Discover Financial Services(1)	87,596	3,124,549

		$6,283,587

Containers & Packaging — 0.2%
Packaging Corp. of America	6,741	$585,321
WestRock Co.	38,778	1,095,866

		$1,681,187

Distributors — 0.1%
Genuine Parts Co.	16,898	$1,137,742

		$1,137,742

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	26,791	$4,898,199

		$4,898,199

Diversified Telecommunication Services — 1.0%
AT&T, Inc.(1)	122,541	$3,572,070
Verizon Communications, Inc.(1)	134,915	7,248,983

		$10,821,053

Electric Utilities — 1.6%
American Electric Power Co., Inc.	6,004	$480,200
Edison International(1)	114,526	6,274,880
NextEra Energy, Inc.(1)	25,500	6,135,810
NRG Energy, Inc.(1)	163,181	4,448,314

		$17,339,204

Security	Shares	Value
Electrical Equipment — 0.3%
Eaton Corp. PLC(1)	39,500	$3,068,755

		$3,068,755

Electronic Equipment, Instruments & Components — 0.1%
FLIR Systems, Inc.	22,766	$726,008

		$726,008

Energy Equipment & Services — 0.0%(3)
Apergy Corp.(2)	14,935	$85,876

		$85,876

Entertainment — 2.4%
Netflix, Inc.(1)(2)	39,110	$14,685,805
Walt Disney Co. (The)(1)	119,119	11,506,895

		$26,192,700

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.(1)	17,730	$3,860,707
Apartment Investment & Management Co., Class A(1)	42,138	1,481,151
AvalonBay Communities, Inc.	7,500	1,103,775
Boston Properties, Inc.	7,000	645,610
Digital Realty Trust, Inc.	5,247	728,861
Mid-America Apartment Communities, Inc.	25,378	2,614,695
ProLogis, Inc.	12,000	964,440
Simon Property Group, Inc.	36,850	2,021,591

		$13,420,830

Food & Staples Retailing — 1.4%
Kroger Co. (The)(1)	75,174	$2,264,241
Sysco Corp.(1)	38,977	1,778,520
Walmart, Inc.(1)	99,934	11,354,501

		$15,397,262

Food Products — 1.5%
Hershey Co. (The)	5,163	$684,097
Hormel Foods Corp.	21,160	986,902
Lamb Weston Holdings, Inc.	16,086	918,511
Mondelez International, Inc., Class A(1)	212,633	10,648,661
Tyson Foods, Inc., Class A(1)	45,000	2,604,150

		$15,842,321

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories(1)	52,617	$4,152,008
Baxter International, Inc.(1)	36,672	2,977,400
Danaher Corp.	4,686	648,589
Edwards Lifesciences Corp.(1)(2)	22,126	4,173,406
Intuitive Surgical, Inc.(1)(2)	28,463	14,095,162
Stryker Corp.(1)	33,820	5,630,692

		$31,677,257

Health Care Providers & Services — 2.3%
Cigna Corp.(1)(2)	33,534	$5,941,554
CVS Health Corp.(1)	88,422	5,246,077
DaVita, Inc.(2)	11,550	878,493
McKesson Corp.	7,813	1,056,787
UnitedHealth Group, Inc.(1)	46,743	11,656,769

		$24,779,680

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc.(1)(2)	3,300	$2,159,520
Marriott International, Inc., Class A(1)	75,775	5,668,728
McDonald’s Corp.(1)	35,561	5,880,011
Yum! Brands, Inc.	14,466	991,355

		$14,699,614

Household Durables — 0.1%
Whirlpool Corp.	11,390	$977,262

		$977,262

Household Products — 0.8%
Clorox Co. (The)(1)	33,390	$5,784,817
Procter & Gamble Co. (The)(1)	22,077	2,428,470

		$8,213,287

Industrial Conglomerates — 0.9%
3M Co.(1)	11,474	$1,566,316
Honeywell International, Inc.(1)	64,422	8,619,019

		$10,185,335

Insurance — 1.4%
American International Group, Inc.(1)	54,835	$1,329,749
Chubb, Ltd.(1)	35,393	3,953,044
Everest Re Group, Ltd.(1)	20,559	3,955,963
Marsh & McLennan Cos., Inc.	15,767	1,363,215
Travelers Cos., Inc. (The)(1)	35,246	3,501,690
Unum Group	70,698	1,061,177

		$15,164,838

Interactive Media & Services — 9.7%
Alphabet, Inc., Class A(1)(2)	32,294	$37,524,013
Alphabet, Inc., Class C(1)(2)	24,729	28,755,129
Facebook, Inc., Class A(1)(2)	229,901	38,347,487

		$104,626,629

Internet & Direct Marketing Retail — 7.4%
Amazon.com, Inc.(1)(2)	40,782	$79,513,481

		$79,513,481

IT Services — 3.7%
Alliance Data Systems Corp.	7,945	$267,349
Cognizant Technology Solutions Corp., Class A(1)	143,537	6,670,164
Fidelity National Information Services, Inc.(1)	62,742	7,631,937
Mastercard, Inc., Class A(1)	38,080	9,198,605
VeriSign, Inc.(1)(2)	31,550	5,681,839
Visa, Inc., Class A(1)	63,696	10,262,700

		$39,712,594

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.(1)	81,000	$5,801,220
PerkinElmer, Inc.(1)	23,065	1,736,333

		$7,537,553

Machinery — 1.0%
Caterpillar, Inc.	5,735	$665,489
Dover Corp.(1)	29,870	2,507,288
Ingersoll Rand, Inc.(2)	20,758	514,798

Security	Shares	Value
Parker-Hannifin Corp.(1)	14,287	$1,853,453
Stanley Black & Decker, Inc.(1)	49,559	4,955,900

		$10,496,928

Media — 1.9%
Comcast Corp., Class A(1)	548,921	$18,871,904
ViacomCBS, Inc., Class B	88,076	1,233,945

		$20,105,849

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	80,000	$540,000
Newmont Corp.	25,563	1,157,492
Nucor Corp.	22,035	793,701

		$2,491,193

Multi-Utilities — 1.4%
CMS Energy Corp.(1)	177,055	$10,401,981
Dominion Energy, Inc.(1)	36,763	2,653,921
Sempra Energy(1)	17,373	1,962,975

		$15,018,877

Multiline Retail — 0.1%
Macy’s, Inc.	54,345	$266,834
Nordstrom, Inc.	11,790	180,859
Target Corp.	8,193	761,703

		$1,209,396

Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp.(1)	80,225	$5,813,103
ConocoPhillips	35,000	1,078,000
Diamondback Energy, Inc.	148,729	3,896,700
EOG Resources, Inc.	32,900	1,181,768
Exxon Mobil Corp.	41,550	1,577,654
Phillips 66(1)	57,101	3,063,469
Pioneer Natural Resources Co.	8,388	588,418
Williams Cos., Inc. (The)	37,548	531,304

		$17,730,416

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A(1)	63,774	$10,161,749

		$10,161,749

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.(1)	198,201	$11,047,724
Eli Lilly & Co.(1)	12,046	1,671,021
Johnson & Johnson(1)	43,189	5,663,374
Merck & Co., Inc.(1)	120,026	9,234,800
Pfizer, Inc.(1)	242,074	7,901,295

		$35,518,214

Professional Services — 0.3%
Equifax, Inc.(1)	15,738	$1,879,904
Robert Half International, Inc.(1)	39,255	1,481,876

		$3,361,780

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	24,669	$930,268

		$930,268

Security	Shares	Value
Road & Rail — 0.7%
Kansas City Southern	4,645	$590,751
Norfolk Southern Corp.	9,503	1,387,438
Ryder System, Inc.	12,392	327,645
Union Pacific Corp.(1)	37,756	5,325,106

		$7,630,940

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc.(1)(2)	132,313	$6,017,595
Analog Devices, Inc.(1)	56,522	5,067,197
ASML Holding NV - NY Shares(1)	20,394	5,335,886
Cypress Semiconductor Corp.	38,941	908,104
Intel Corp.(1)	305,159	16,515,205
Microchip Technology, Inc.(1)	53,000	3,593,400
NXP Semiconductors NV(1)	69,644	5,775,577
ON Semiconductor Corp.(2)	99,333	1,235,703
QUALCOMM, Inc.(1)	183,978	12,446,112
Texas Instruments, Inc.(1)	156,256	15,614,662

		$72,509,441

Software — 13.2%
Adobe, Inc.(1)(2)	40,500	$12,888,720
Fortinet, Inc.(1)(2)	48,262	4,882,666
Microsoft Corp.(1)	649,611	102,450,151
Oracle Corp.(1)	246,551	11,915,810
salesforce.com, inc.(1)(2)	66,769	9,613,401

		$141,750,748

Specialty Retail — 1.9%
Advance Auto Parts, Inc.(1)	26,636	$2,485,672
Best Buy Co., Inc.(1)	28,506	1,624,842
Home Depot, Inc. (The)(1)	56,895	10,622,865
Tiffany & Co.	28,579	3,700,980
TJX Cos., Inc. (The)(1)	44,000	2,103,640

		$20,537,999

Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.(1)	371,028	$94,348,710
Hewlett Packard Enterprise Co.	10,000	97,100

		$94,445,810

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B(1)	106,344	$8,798,903

		$8,798,903

Tobacco — 0.3%
Altria Group, Inc.	25,875	$1,000,586
Philip Morris International, Inc.(1)	24,163	1,762,933

		$2,763,519

Security	Shares	Value
Trading Companies & Distributors — 0.5%
Fastenal Co.(1)	158,488	$4,952,750

		$4,952,750

Total Common Stocks — 101.9% (identified cost $366,546,336)		$1,095,725,592

Total Written Call Options — (2.2)% (premiums received $26,524,070)		$(23,928,840)

Other Assets, Less Liabilities — 0.3%		$3,017,641

Net Assets — 100.0%		$1,074,814,393

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

Written Call Options — (2.2)%

Exchange-Traded Options — (2.2)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	46	$35,942,095	$9,000	4/3/20	$(4,370)
NASDAQ 100 Index	47	36,723,445	8,800	4/6/20	(9,870)
NASDAQ 100 Index	42	32,816,696	8,750	4/8/20	(21,315)
NASDAQ 100 Index	43	33,598,046	8,100	4/9/20	(484,610)
NASDAQ 100 Index	46	35,942,095	7,800	4/13/20	(1,286,850)
NASDAQ 100 Index	46	35,942,095	7,900	4/15/20	(1,110,900)
NASDAQ 100 Index	44	34,379,396	7,800	4/17/20	(1,385,780)
NASDAQ 100 Index	45	35,160,746	7,600	4/20/20	(2,079,000)
NASDAQ 100 Index	44	34,379,396	7,900	4/22/20	(1,302,180)
NASDAQ 100 Index	43	33,598,046	8,000	4/24/20	(1,120,580)
NASDAQ 100 Index	44	34,379,396	8,100	4/27/20	(953,260)
NASDAQ 100 Index	44	34,379,396	8,300	4/29/20	(669,460)
S&P 500 Index	208	53,759,472	3,025	4/6/20	(4,160)
S&P 500 Index	201	51,950,259	3,000	4/8/20	(7,035)
S&P 500 Index	187	48,331,833	2,850	4/9/20	(47,685)
S&P 500 Index	214	55,310,226	2,700	4/13/20	(663,400)
S&P 500 Index	208	53,759,472	2,600	4/15/20	(1,775,280)
S&P 500 Index	200	51,691,800	2,600	4/17/20	(1,856,000)
S&P 500 Index	204	52,725,636	2,525	4/20/20	(2,937,600)
S&P 500 Index	203	52,467,177	2,525	4/22/20	(3,061,240)
S&P 500 Index	195	50,399,505	2,700	4/24/20	(1,111,500)
S&P 500 Index	199	51,433,341	2,700	4/27/20	(1,201,960)
S&P 500 Index	199	51,433,341	2,750	4/29/20	(834,805)

Total					$(23,928,840)

At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,095,725,592 *	$—	$—	$1,095,725,592
Total Investments	$1,095,725,592	$—	$—	$1,095,725,592

Liability Description
Written Call Options	$(23,928,840)	$—	$—	$(23,928,840)
Total	$(23,928,840)	$—	$—	$(23,928,840)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.